RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2017
RELATED PARTY TRANSACTIONS [Abstract]
Schedule of Related Party Transactions
	For the Years ended December 31,
	2015	2016	2017	2017
	RMB	RMB	RMB	US$
Loan to:
JYADK	3,173	1,485	—	—
Allcure Information	—	9,000	—	—
	3,173	10,485	—	—
Interest income from:
JYADK	148	370	221	34
Loan from:
Gopher	161,945	—	—	—
Tianjin Jiatai	—	—	91,855	14,118
Beijing Century Friendship	—	—	218,104	33,522
ProMed	—	—	41,010	6,303
Guofu Huimei	—	—	300,000	46,109
	161,945	—	650,969	100,052
Interest expense to:
Gopher	6,705	15,073	14,639	2,250
Guofu Huimei	—	—	31,716	4,875
	6,705	15,073	46,355	7,125
Management service income from:
Tianjin Jiatai	—	7,988	6,577	1,011
ProMed	—	—	4,118	633
	—	7,988	10,695	1,644
Consultation service income from:
JWYK	113	70	—	—
Finance lease income from:
Nai'ensi	252	—	—	—

Schedule of Related Party Balances
c)
The balances between the Company and its related parties as of December 31, 2016 and 2017 are listed below.

	As at December 31,
	2016	2017	2017
	RMB	RMB	US$
Due from related parties, current:
JYADK	5,028	4,879	750
Allcure Information	—	9,000	1,383
Tianjin Jiatai	8,468	7,029	1,080
ProMed	—	4,396	676
	13,496	25,304	3,889
Due to related parties, current
Gopher (note 17)	5,894	167,820	25,793
Due to related parties, non-current
Gopher (note 17)	172,575	—	—
Tianjin Jiatai*	—	91,855	14,118
Beijing Century Friendship*	—	218,104	33,522
ProMed *	—	41,010	6,303
Guofu Huimei (note 17)	—	280,459	43,105
	172,575	631,428	97,048

 *      As at December 31, 2017, the balances due to Tianjin Jiatai, Beijing Century Friendship and ProMed amounted to RMB350,969 (US$53,943) in total are recorded in “Amounts due to related parties, non-current portion” on the consolidated balance sheet.